Fair values - Summary of Disclosure of Borrowings (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Fair Value Measurement [Line Items]
Borrowings	€ 11,907	€ 13,140
Level 2 | Fair value
Disclosure Of Fair Value Measurement [Line Items]
Borrowings	€ 10,503	€ 13,316